COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases
Future minimum lease payments under non-cancelable operating leases for the years ended December 31, are as follows:

2019	760
2020	700
2021	708

$2,168